Loans (Details 1) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Loan sales by portfolio segment
Net gains/(losses) on sales of loans (including lower of cost or fair value adjustments)	$ 464	$ 439	$ (2,508)
Wholesale [Member]
Loan sales by portfolio segment
Net gains/(losses) on sales of loans (including lower of cost or fair value adjustments)	215	291	(2,647)
Consumer Excluding Credit Card [Member]
Loan sales by portfolio segment
Net gains/(losses) on sales of loans (including lower of cost or fair value adjustments)	265	127	(11)
Credit Card [Member]
Loan sales by portfolio segment
Net gains/(losses) on sales of loans (including lower of cost or fair value adjustments)	$ (16)	$ 21	$ 150